Subsequent Event RESTRUCTURING AND PLANNED HEADQUARTERS CLOSURE (Details) (USD $) In Millions, unless otherwise specified	2 Months Ended	12 Months Ended
	Feb. 27, 2015 Count_of_employees M	Dec. 31, 2012	Jan. 07, 2015 M
Subsequent Event [Line Items]
Transition costs - Minimum	$ 25
Transition costs - Maximum	40
Non-cash write-off of leasehold improvements and office equipment - Minimum	10
Non-cash write-off of leasehold improvements and office equipment - Maximum	12
Repayment of Charlotte relocation incentives	3
Expensed over accelerated remaining life - Low			12
Expensed over accelerated remaining life - high			18
Terminated Latin American employees	300
Severance	7	11
Severance expense paid	5
Latin America [Member]
Subsequent Event [Line Items]
Severance	$ 1